Inventories, Net (Tables)	12 Months Ended
Sep. 30, 2024
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of September 30,
	2024	2023
Finished goods	$131,408	$763,621
Goods in transit	27,960	-
Inventory valuation allowance	(93,037)	(83,889)
Inventories, net	$66,331	$679,732

Schedule of Movement of Inventory Valuation Allowance

Movement of inventory valuation allowance is as follows:

	As of September 30,
	2024	2023
Balance at the beginning of the year	$83,889	$100,785
Addition	11,858	19,982
Write-offs	(6,589)	(34,732)
Foreign currency translation adjustment	3,879	(2,146)
Balance at the end of the year	$93,037	$83,889